Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management
Schedule of capital requirements

	From July	Full year
Transitional Rule	2023	2024	2025

Prudential Adjustments	30.0%	60.0%	100.0%
Tier 1 Capital	5.5%	6.0%	6.0%
Minimum Requirement	6.75%	7.5%	8.0%
Conservation Capital Buffer (CCB)	0.0%	1.25%	2.5%
Total Requirement	6.75%	8.75%	10.50%

Schedule of financial conglomerate

Prudential conglomerate	2023

Regulatory Capital	2,629,271
Tier I	2,396,007
Common equity capital	2,197,185
Additional	198,822
Tier II	233,263

Risk weighted assets (RWA)	19,261,517
Credit risk (RWA CPAD)	13,774,206
Market risk (RWA MPAD)	145,124
Operational risk (RWA OPAD)	4,036,285
Payment services risk (RWA SP)	1,305,902

Minimum capital required	1,300,152

Excess margin	1,329,119
CET1 ratio	11.4%
Tier 1 ratio	12.4%
CAR	13.7%